Share-Based Compensation (Details) - Schedule of RSUs activity - RSUs activity [Member]	12 Months Ended
Dec. 31, 2021 shares
Share-Based Compensation (Details) - Schedule of RSUs activity [Line Items]
Outstanding as of January 1, 2021
Granted	1,968,974
Vested
Forfeited
Outstanding as of December 31, 2021	1,968,974